Share-Based Compensation (Schedule of Valuation Assumptions Due) (Details) - Stock Option [Member]	3 Months Ended
Jun. 30, 2014 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Current price (in dollars per share)	$ 8.58
Weighted-average strike price (in dollars per share)	$ 8.58
Expected volatility (as a percent)	35.50%
Dividend yield (as a percent)	2.80%
Risk-free interest rate (as a percent)	1.30%
Expected term	4 years 1 month 6 days